Income Taxes Relating to Continuing Operations - Disclosure of Current Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current tax assets
Tax refund receivable	$ 31	$ 37